Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation	Jun. 30, 2024
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated Residual Value	5.00%
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful Life	10 years
Estimated Residual Value	5.00%
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Residual Value	5.00%
Office improvements
Property, Plant and Equipment [Line Items]
Estimated Residual Value	0.00%
Minimum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Useful Life	20 years
Minimum [Member] | Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Minimum [Member] | Office improvements
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Useful Life	50 years
Maximum [Member] | Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Maximum [Member] | Office improvements
Property, Plant and Equipment [Line Items]
Useful Life	5 years